VALUATION AND QUALIFYING ACCOUNTS SCHEDULE II	12 Months Ended
Dec. 31, 2012
VALUATION AND QUALIFYING ACCOUNTS-SCHEDULE II [Abstract]
VALUATION AND QUALIFYING ACCOUNTS
TEMPUR-PEDIC INTERNATIONAL INC. AND SUBSIDIARIES
VALUATION AND QUALIFYING ACCOUNTS
FOR THE YEARS ENDED DECEMBER 31, 2010, 2011 AND 2012
SCHEDULE II
(in millions)

		Additions
Description	Balance at Beginning of Period	Charges to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Period
Allowance for doubtful accounts:

Year Ended December 31, 2010	$9.0	$0.5	$—	$(2.1)	$7.4

Year Ended December 31, 2011	$7.4	$1.6	$—	$(2.2)	$6.8

Year Ended December 31, 2012	$6.8	$2.5	$—	$(1.1)	$8.2

		Additions
Description	Balance at Beginning of Period	Charges to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Period
Valuation allowance deferred tax assets:

Year Ended December 31, 2010	$9.8	$—	$—	$(1.0)	$8.8

Year Ended December 31, 2011	$8.8	$—	$—	$(5.9)	$2.9

Year Ended December 31, 2012	$2.9	$—	$—	$(2.8)	$0.1